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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrison T. Grodnick
Title:   Chief Operating Officer
Phone:   (612) 334-2000

Signature, Place, and Date of Signing:

   /s/ Harrison T. Grodnick         Minneapolis, Minnesota        May 12, 2005
------------------------------   ----------------------------   ----------------
          [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             25

Form 13F Information Table Value Total:       $179,520
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
--------------------------------------------------------------------------------------------------------
                                                         VALUE      SH OR                        INVEST.
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   SH/PRN   PUT/CALL    DISC.
--------------------------------------------------------------------------------------------------------
Altria Group Inc           Common           02209S103      12289    187930   SH                  Sole
Marathon Oil Corp          Common           565849106      10385    221341   SH                  Sole
M D U Resources Group      Common           552690109      10367    375347   SH                  Sole
C N S Inc                  Common           126136100       9221    518008   SH                  Sole
Raytheon Company New       Common           755111507       9040    233585   SH                  Sole
Sony Corp Adr New          ADR New          835699307       8963    223966   SH                  Sole
Oneok Inc New              Common           682680103       8868    287723   SH                  Sole
Mc Donalds Corp            Common           580135101       8546    274450   SH                  Sole
Newmont Mining Corp        Common           651639106       8260    195494   SH                  Sole
Andrew Corp                Common            34425108       7622    650907   SH                  Sole
Apple Computer Inc         Common            37833100       7394    177443   SH                  Sole
Circuit City Stores Inc-   Common           172737108       7325    456384   SH                  Sole
Perkinelmer Inc            Common           714046109       7192    348631   SH                  Sole
Laureate Education Inc     Common           518613104       7080    165453   SH                  Sole
Xerox Corp                 Common           984121103       6662    439712   SH                  Sole
Fairmont Hotl& Resrt       Common           305204109       6597    199070   SH                  Sole
Costco Whsl Corp New       Common           22160K105       6496    147045   SH                  Sole
Wabtec Corp.               Common           929740108       5861    286040   SH                  Sole
Goldcorp Inc New           Common           380956409       5758    405188   SH                  Sole
Baxter International Inc   Common            71813109       5400    158907   SH                  Sole
Regis Corp Minn            Common           758932107       5346    130616   SH                  Sole
The Hain Celestial Group   Common           405217100       4709    252610   SH                  Sole
Unisys Corp                Common           909214108       4660    660055   SH                  Sole
Dynegy Inc Cl A            CL A             26816Q101       3837    981421   SH                  Sole
H E I Inc                  Common           404160103       1643    547531   SH                  Sole